DEBT - Short-Term Borrowings (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Short-Term Borrowings:
Commercial paper	$ 9,995,000,000	$ 16,155,000,000
Other borrowings	11,084,000,000	42,180,000,000
Total short-term borrowings	21,079,000,000	58,335,000,000
Collateralized short-term advances from Federal Home Loan Bank	$ 0	$ 11,200,000,000
Commercial paper
Short-Term Borrowings:
Commercial paper, weighted average coupon	0.22%	0.23%
Other borrowings
Short-Term Borrowings:
Commercial paper, weighted average coupon	1.50%	0.53%
Significant Citibank Entities
Short-Term Borrowings:
Commercial paper	$ 9,995,000,000	$ 16,085,000,000
Significant Citibank Entities | Commercial paper
Short-Term Borrowings:
Commercial paper, weighted average coupon	0.22%	0.22%
Citigroup Inc.
Short-Term Borrowings:
Commercial paper	$ 0	$ 70,000,000
Citigroup Inc. | Commercial paper
Short-Term Borrowings:
Commercial paper, weighted average coupon	0.00%	0.95%